Short-term bank loans - Unsecured loan (Details) ¥ in Millions				12 Months Ended
	Sep. 30, 2021 USD ($)	Sep. 10, 2020 CNY (¥) USD ($)	Sep. 08, 2020	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)
Short-term Debt [Line Items]
Proceeds from short-term bank loans				$ 1,231,872	$ 1,995,254	$ 288,027
Prime Rate
Short-term Debt [Line Items]
Spread on variable rate			6.41%
Effective interest rate			10.26%
Unsecured loan agreements
Short-term Debt [Line Items]
Number of unsecured loan agreements		2
Proceeds from short-term bank loans	$ 464,400	¥ 3
Effective interest rate		4.65%
Unsecured loan agreements | Prime Rate
Short-term Debt [Line Items]
Spread on variable rate		80.00%